Note 17 - Income Taxes (Detail) - Unrecognized tax benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Unrecognized tax benefits	$ 4,857	$ 4,246	$ 5,168
Gross (decreases) increases – tax benefits in prior periods		42	(1,368)
Gross increases – tax benefits in the current period	1,389	1,010	874
Lapsing of statutes of limitations	(607)	(441)	(428)
Unrecognized tax benefits	$ 5,639	$ 4,857	$ 4,246